Consolidated Statements of Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Income (Loss) [abstract]
Sales		$ 49,208	$ 41,634
Royalty revenue		19,067	20,737
Total revenue		68,275	62,371
Cost of sales excluding depletion		15,321	12,834
Depletion		29,580	27,654
Total cost of sales		44,901	40,488
Gross Profit		23,374	21,883
Expenses and other (income)
Administration expenses	[1]	6,736	5,031
Project evaluation	[1]	4,564	5,064
Foreign exchange (gain) loss		(2,434)	87
(Gain) on revaluation of investments		(5,827)	(22,093)
Finance income		(722)	(2,598)
Finance expense		2,187	2,993
Mineral, royalty and other interests impairments		9,104	2,507
(Gain) loss on mineral interest disposal and other		(4,848)	1,107
Income before taxes		14,614	29,785
Current income tax expense		868	306
Deferred income tax expense		3,209	4,225
Total tax expense (income)		4,077	4,531
Net income for the year		$ 10,537	$ 25,254
Earnings per share
Basic earnings per share		$ 0.06	$ 0.18
Diluted earnings per share		$ 0.06	$ 0.17
Weighted average number of common shares outstanding
Basic		167,265,059	144,159,678
Diluted		174,703,186	149,961,923

[1]	Equity settled stock based compensation (a non-cash item) is included in administration expenses and project evaluation for the year ended December 31, 2017 $3,785 and December 31, 2016 $3,106.